Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2017
Interests in Other Entities [Abstract]
Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2017	December 31, 2016	December 31, 2015
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	100.00%	100.00%	NA
Larvotto Shipholding Ltd	Hong Kong	full	100.00%	100.00%	NA
Euronav MI Inc	Marshall Islands	full	100.00%	NA	NA

Joint ventures
Fiorano Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Fontvieille Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Great Hope Enterprises Ltd	Hong Kong	equity	NA	NA	50.00%
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
Larvotto Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Moneghetti Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	NA	NA
Tankers International LLC	Marshall Islands	equity	50.00%	NA	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	40.00%	40.00%
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2017			December 31, 2016
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd *	USD	libor +1.15%	2017	—	—	—	75,343	75,343	75,343
Total interest-bearing bank loans				—	—	—	75,343	75,343	75,343
* The mentioned secured bank loans are subject to loan covenants such as an Asset Protection clause.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset																			Liability
(in thousands of USD)	Great Hope Enterprises Ltd	Kingswood Co. Ltd		Seven Seas Shipping Ltd		Fiorano Shipholding Ltd		Fontvieille Shipholding Ltd		Larvotto Shipholding Ltd		Moneghetti Shipholding Ltd		TI Africa Ltd		TI Asia Ltd		Total		Africa Conversion Corp		Asia Conversion Corp		Total
December 31, 2015
Percentage ownership interest	50%	50%		50%		50%		50%		50%		50%		50%		50%		50%		50%		50%

Non-Current assets	—	520		33,052		78,031		65,837		73,234		70,159		215,184		208,405		744,422		—		—		—
of which Vessel	—	—		33,052		78,031		65,837		73,234		70,159		208,030		200,452		728,795		—		—		—
Current Assets	102	489		7,463		6,498		4,195		7,873		7,219		12,144		41,744		87,727		—		—		—
of which cash and cash equivalents	59	—		1,528		552		186		1,578		4,891		880		30,465		40,139		—		—		—
Non-Current Liabilities	—	—		521		84,094		77,485		81,424		79,647		303,018		223,552		849,740		—		—		—
Of which bank loans	—	—		—		27,813		30,470		29,143		43,750		—		75,343		206,519		—		—		—
Current Liabilities	15	2		239		5,981		6,656		6,621		7,099		1,155		30,832		58,601		—		—		—
Of which bank loans	—	—		—		4,250		4,000		3,970		4,000		—		28,858		45,078		—		—		—
Net assets (100%)	87	1,007		39,755		(5,546)		(14,109)		(6,939)		(9,368)		(76,845)		(4,235)		(76,192)		—		—		—

Group's share of net assets	43	504		19,878		(2,773)		(7,054)		(3,469)		(4,684)		(38,423)		(2,118)		(38,096)		—		—		—

Shareholders loans to joint venture	—	—		—		28,141		23,507		26,141		17,949		149,615		72,397		317,750		—		—		—

Net Carrying amount of interest in joint venture	43	504		19,878		—		—		—		—		—		—		20,424		—		—		—

Remaining shareholders loan to joint venture	—	—	—	—	—	25,368	—	16,453	—	22,672	—	13,265	—	111,193	—	70,280	—	259,229	—	—	—	—	—	—

Revenue	1	—		18,701		21,050		21,509		22,837		21,317		64,627		64,382		234,425		—		—		—
Depreciations and amortization	—	—		(3,601)		(4,852)		(4,832)		(4,571)		(4,630)		(18,209)		(17,933)		(58,628)		—		—		—
Interest Expense	—	—		(102)		(530)		(851)		(644)		(1,170)		(1,220)		(6,106)		(10,623)		—		—		—
Income tax expense	—	—		—		—		—		—		—		259		106		365		—		—		—
Profit (loss) for the period (100%)	3	(4)		11,791		6,361		6,330		6,762		5,661		35,329		30,580		102,814		—		—		—

Other comprehensive income (100%)	—	—	—	—	—		—	—	3,220	3,220	—	—	—

Group's share of profit (loss) for the period	2	(2)	5,895	3,181	3,165	3,381	2,831	17,664	15,290	51,407	—	—	—

Group's share of other comprehensive income	—	—	—	—	—	—	—	—	1,610	1,610	—	—	—

	Asset																			Liability
(in thousands of USD)	Great Hope Enterprises Ltd	Kingswood Co. Ltd		Seven Seas Shipping Ltd		Fiorano Shipholding Ltd		Fontvieille Shipholding Ltd		Larvotto Shipholding Ltd		Moneghetti Shipholding Ltd		TI Africa Ltd		TI Asia Ltd		Total		Africa Conversion Corp		Asia Conversion Corp		Total
At December 31, 2016
Percentage ownership interest	50%	50%		50%		50%		50%		50%		50%		50%		50%				50%		50%
Non-Current assets	—	946		—		—		—		—		—		198,826		192,344		392,116		—		—		—
of which Vessel	—	—		—		—		—		—		—		189,821		182,519		372,340		—		—		—
Current Assets	—	76		3,221		—		—		—		—		38,206		47,889		89,392		—		—		—
of which cash and cash equivalents	—	—		555		—		—		—		—		26,928		36,591		64,074		—		—		—
Non-Current Liabilities	—	—		946		—		—		—		—		276,498		132,763		410,207		—		—		—
Of which bank loans	—	—		—		—		—		—		—		—		—		—		—		—		—
Current Liabilities	—	2		132		—		—		—		—		863		76,899		77,896		—		—		—
Of which bank loans	—	—		—		—		—		—		—		—		75,343		75,343		—		—		—
Net assets (100%)	—	1,020		2,143		—		—		—		—		(40,329)		30,571		(6,595)		—		—		—

Group's share of net assets	—	510		1,072		—		—		—		—		(20,165)		15,285		(3,298)		—		—		—

Shareholders loans to joint venture	—	—		—		—		—		—		—		137,615		65,897		203,512		—		—		—

Net Carrying amount of interest in joint venture	—	510		1,072		—		—		—		—		—		15,285		16,867		—		—		—

Remaining shareholders loan to joint venture	—	—	—	—	—	—	—	—	—	—	—	—	—	117,451	—	65,897	—	183,348	—	—	—	—	—	—

Revenue	—	—		13,646		7,182		6,404		6,901		7,471		65,188		65,063		171,855		—		—		—

Depreciations and amortization	—	—	(3,344)	(2,047)	(2,037)	(1,929)	(2,049)	(18,209)	(17,933)	(47,548)	—	—	—
Interest Expense	—	—	(3)	(223)	(377)	(288)	(537)	(400)	(4,703)	(6,531)	—	—	—
Income tax expense	—	—	—	—	—	—	—	(326)	(106)	(432)	—	—	—
Profit (loss) for the period (100%)	(32)	12	7,469	1,146	500	1,082	1,270	36,515	32,359	80,322	—	—	—
Other comprehensive income (100%)	—	—	—	—	—		—	—	2,448	2,448	—	—	—

Group's share of profit (loss) for the period	(16)	6	3,735	573	250	541	635	18,257	16,180	40,161	—	—	—

Group's share of other comprehensive income	—	—	—	—	—	—	—	—	1,224	1,224	—	—	—

	Asset							Liability
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 23)	TI LLC (see Note 23)	Total	Africa Conversion Corp	Asia Conversion Corp	Total
At December 31, 2017
Percentage ownership interest	50%	50%	50%	50%	50%	50%		50%	50%

Non-Current assets	629	—	182,298	175,826	363	98	359,214	—	—	—
of which Vessel	—	—	171,612	164,587	—	—	336,199	—	—	—
Current Assets	—	993	12,639	10,521	149,650	1,108	174,912	—	—	—
of which cash and cash equivalents	—	689	4,062	1,968	1,889	—	8,608	—	—	—
Non Current Liabilities	—	629	200,231	128,653	—	—	329,514	—	—	—
Of which bank loans	—	—	—	—	—	—	—	—	—	—
Current Liabilities	111	91	766	687	147,453	975	150,083	—	—	—
Of which bank loans	—	—	—	—	43,000	—	43,000	—	—	—
Net assets (100%)	518	273	(6,060)	57,007	2,560	232	54,530	—	—	—

Group's share of net assets	259	137	(3,030)	28,503	1,559	136	27,565	—	—	—

Shareholders loans to joint venture	—	—	100,115	62,647	—	—	162,762	—	—	—

Net Carrying amount of interest in joint venture	259	137	—	28,503	1,559	136	30,595	—	—	—

Remaining shareholders loan to joint venture	—	—	97,085	62,647	—	—	159,732	—	—	—	—

Revenue	—	61	61,015	58,011	—	—	119,087	—	—		—
Depreciations and amortization	—	—	(18,209)	(17,933)	—	—	(36,142)	—	—		—
Interest Expense	—	—	(90)	(1,961)	—	—	(2,052)	—	—		—
Income tax expense	—	—	383	(3,359)	—	—	(2,976)	—	—		—
Profit (loss) for the period (100%)	(2)	130	34,269	25,467	—	—	59,865	—	—		—
Other comprehensive income (100%)	—	—	—	966	—	—	966	—	—		—

Group's share of profit (loss) for the period	(1)	65	17,135	12,734	—	—	29,932	—	—		—

Group's share of other comprehensive income	—	—	—	483	—	—	483	—	—		—
Cash and cash equivalents

(in thousands of USD)	2017	2016

Cash and cash equivalents of the joint ventures	8,608	64,074
Group's share of cash and cash equivalents	4,304	32,037
of which restricted cash	—	6,789

(in thousands of USD)	December 31, 2017	December 31, 2016
Assets
Interest in joint ventures	30,595	16,867
Interest in associates	—	1,546
TOTAL ASSETS	30,595	18,413

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Disclosure of interests in associates

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2017	December 31, 2016	December 31, 2015
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	100.00%	100.00%	NA
Larvotto Shipholding Ltd	Hong Kong	full	100.00%	100.00%	NA
Euronav MI Inc	Marshall Islands	full	100.00%	NA	NA

Joint ventures
Fiorano Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Fontvieille Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Great Hope Enterprises Ltd	Hong Kong	equity	NA	NA	50.00%
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
Larvotto Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Moneghetti Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	NA	NA
Tankers International LLC	Marshall Islands	equity	50.00%	NA	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	40.00%	40.00%

(in thousands of USD)	December 31, 2017	December 31, 2016
Assets
Interest in joint ventures	30,595	16,867
Interest in associates	—	1,546
TOTAL ASSETS	30,595	18,413

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate
Associates

(in thousands of USD)	December 31, 2017	December 31, 2016
Carrying amount of interest at the beginning of the period	1,546	1,212
Group's share of profit (loss) for the period	149	334
Dividend in kind (shares TUKA) distributed by associate (Note 23)	(1,559)	—
Reclassification of associate to joint venture (Note 23)	(136)	—
Carrying amount of interest at the end of the period	—	1,546

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET		LIABILITY
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans	Investments in equity accounted investees	Shareholders loans
Gross balance	(89,338)	363,414	(5,880)	—
Offset investment with shareholders loan	105,643	(105,643)	—	—
Balance at January 1, 2015	16,305	257,771	(5,880)	—

Group's share of profit (loss) for the period	51,407	—	—	—
Group's share of other comprehensive income	1,610	—	—	—
Capital increase/(decrease) in joint ventures	(1,499)	—	5,880	—
Dividends received from joint ventures	(275)	—	—	—
Movement shareholders loans to joint ventures	—	(45,665)	—	—

Gross balance	(38,095)	317,749	—	—
Offset investment with shareholders loan	58,520	(58,520)	—	—
Balance at December 31, 2015	20,425	259,229	—	—

Group's share of profit (loss) for the period	40,161	—	—	—
Group's share of other comprehensive income	1,224	—	—	—
Group's share on upstream transactions	4,646	—	—	—
Capital increase/(decrease) in joint ventures	(3,737)	—	—	—
Dividends received from joint ventures	(23,478)	—	—	—
Movement shareholders loans to joint ventures	—	(18,499)	—	—
Business combinations	15,981	(95,738)	—	—

Gross balance	(3,298)	203,512	—	—
Offset investment with shareholders loan	20,165	(20,165)	—	—
Balance at December 31, 2016	16,867	183,348	—	—

	ASSET		LIABILITY
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans	Investments in equity accounted investees	Shareholders loans
Group's share of profit (loss) for the period	29,933	—	—	—
Group's share of other comprehensive income	483	—	—	—
Dividends received from joint ventures	(1,250)	—	—	—
Dividend in kind (shares TUKA) received from associate (Note 23)	1,559	—	—	—
Reclassification of associate to joint venture (Note 23)	136	—	—	—
Movement shareholders loans to joint ventures	—	(40,750)	—	—

Gross balance	27,565	162,763	—	—
Offset investment with shareholders loan	3,030	(3,030)	—	—
Balance at December 31, 2017	30,595	159,733	—	—

Disclosure of joint ventures
For more details, we refer to the table summarizing the financial information of the Groups' joint ventures further below.

Joint venture	Segment	Description
Great Hope Enterprises Ltd	Tankers	No operating activities, liquidated in 2016
Kingswood Co. Ltd	Tankers	Holding company; parent of Seven Seas Shipping Ltd. and to be liquidated in the future
Seven Seas Shipping Ltd	Tankers	Formerly owner of 1 VLCC bought in 2016 by Euronav. Wholly owned subsidiary of Kingswood Co. Ltd.
Fiorano Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, acquired Bretta's equity interest in 2016
Larvotto Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, acquired Bretta's equity interest in 2016
Fontvieille Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, sold our equity interest to Bretta in 2016
Moneghetti Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax, sold our equity interest to Bretta in 2016
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa) *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia) *
* Both FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid-2022.